Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Common Stock [Member] Subordinated Debt [Member]	Common Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member] Series B Warrants [Member]	Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2013	$ (173,185)						$ 2,462	$ (175,647)
Beginning balance, shares at Dec. 31, 2013		4,238
Net income (loss)	(6,648)							(6,648)
Other comprehensive loss	(124)						(124)
Common stock warrants	845							845
Acquisition and tax impact of noncontrolling interest	760							760
Beneficial conversion feature in subordinated debt agreement	5,189							5,189
Redeemable preferred shares fair value adjustment	(13,930)							(13,930)
Ending balance at Dec. 31, 2014	(187,093)						2,338	(189,431)
Ending balance, shares at Dec. 31, 2014		4,238
Net income (loss)	7,682							7,682
Other comprehensive loss	(2,363)						(2,363)
Redeemable preferred shares fair value adjustment	(9,423)							(9,423)
Ending balance at Dec. 31, 2015	(191,197)						(25)	(191,172)
Ending balance, shares at Dec. 31, 2015		4,238
Net income (loss)	13,842							13,842
Other comprehensive loss	(3,837)						(3,837)
Redeemable preferred shares fair value adjustment	(5,471)							(5,471)
Issuance of common stock sold in initial public offering (IPO), net of under-writers discount and offering costs	67,199	$ 72				$ 67,127
Issuance of common stock sold in initial public offering (IPO), net of under-writers discount and offering costs, shares		7,188
Conversion of convertible preferred shares into common stock upon consummation of IPO	203,246	$ 253				202,993
Conversion of convertible preferred stock into common stock upon consummation of IPO, shares				21,110
Conversion of subordinated convertible promissory notes into common stock upon consummation of IPO	11,877	11				11,866
Conversion of subordinated convertible promissory notes into common stock upon consummation of IPO, shares			1,080
Conversion of redeemable preferred share warrants into common stock upon consummation of IPO	1,084	1				1,083
Conversion of redeemable preferred share warrants into common stock upon consummation of IPO, shares					121
Share-based compensation expense	9,764					9,764
Ending balance at Dec. 31, 2016	106,507	$ 337				$ 292,833	$ (3,862)	$ (182,801)
Ending balance, shares at Dec. 31, 2016		33,737
Net income (loss)	3,545
Ending balance at Mar. 31, 2017	$ 112,066